Total
Pear Tree Essex Environmental Opportunities Fund
Pear Tree Essex Environmental Opportunities Fund
Investment Objective:
Long-term growth of capital.
Fee Table and Expenses of Environmental Opportunities Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Environmental Opportunities Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree Essex Environmental Opportunities Fund		Ordinary Shares	Institutional Shares		R6 Shares
Management Fees		0.90%	0.90%		0.90%
Distribution (12b-1) Fees		0.25%	none		none
Other Expenses		0.43%	0.43%		0.28%
Acquired Fund Fees and Expenses (AFFE)		none	none		none
Total Annual Fund Operating Expenses		1.58%	1.33%		1.18%
Fee Waiver and/or Expense Reimbursement	[1]	0.34%	0.34%	[2]	0.23%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	1.24%	0.99%	[2]	0.95%
[1]	The Manager has contractually agreed until July 31, 2024 to reimburse such portion of the expenses of the Fund attributable to Ordinary Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to Ordinary Shares, Institutional Shares and R6 Shares, excluding AFFE and extraordinary expenses, is not greater than 1.24 percent of the Fund’s net assets attributable to Ordinary Shares, 0.99 percent of the Fund’s net assets attributable to Institutional Shares, and 0.95 percent of the Fund’s net assets attributable to R6 Shares. The Manager has the right to recoup from the Fund amounts for certain expenses reimbursed by the sub-adviser for the benefit of the Fund’s predecessor fund. Pursuant to the Fund’s expense reimbursement agreement, if the actual amount of Fund expenses attributable to Institutional Shares and/or R6 Shares, determined as a percentage of the Fund’s net assets attributable to such share class, are less than the amount of Fund expenses determined using the percentage reimbursement caps applicable to the Fund share classes, the Manager may recoup an amount up to the amount of such difference, provided that the amount of recoupment may not exceed the recoupment amounts due to the sub-adviser from the predecessor fund, and the amount of recoupment does not cause the Fund’s expenses to exceed the percentage reimbursement caps applicable to the Fund share classes. In addition, the Manager shall not be entitled to any recoupment of reimbursed expenses at any time three years after such expenses had been reimbursed, and the Manager assigns its right to recoupment under the Fund’s expense reimbursement agreement to the sub-adviser. The maximum amount that may be recouped by the Manager through August 31, 2023 is $195,335, and through August 31, 2024 is $145,592. No amounts were recouped by the Manager in the fiscal year ended March 31, 2023.
[2]	The Manager, in its capacity as transfer agent, has contractally agreed until July31, 2024 to waive such portion of the fees that it would otherwise receive for serving as transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of the net assets of the Fund attributable to Institutional Shares. This fee waiver does not apply to Ordinary Shares or R6 Shares. This fee waiver agreement only may be terminated with the consent of the Trustees.

Example
This example is intended to help you compare the cost of investing in Environmental Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Environmental Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Environmental Opportunities Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver and expense reimbursement agreements currently in effect expire July 31, 2024; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree Essex Environmental Opportunities Fund - USD ($)	1 year	3 years	5 years	10 years
Ordinary Shares	126	466	828	1,850
Institutional Shares	101	388	696	1,572
R6 Shares	97	352	627	1,411

Portfolio Turnover
Environmental Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Environmental Opportunities Fund’s performance. During the most recent fiscal period, Environmental Opportunities Fund’s portfolio turnover rate was 31 percent of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, Environmental Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities of clean-tech companies. A clean-tech company is a company that the Fund’s sub-adviser believes provides leading technology solutions to solve environmental challenges, primarily focusing on climate change. Environmental Opportunities Fund invests in companies across all market capitalizations, although it expects most to be small- and mid-cap companies (i.e., at the time of investment, a market capitalization at least $100 million and less than $10 billion). Equity securities in which Environmental Opportunities Fund may invest include common stocks and preferred stocks, as well as equity securities of foreign companies, either directly or through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).
In managing Environmental Opportunities Fund’s portfolio, its sub-adviser uses its proprietary Global Environmental Opportunities Strategy (“GEOS”) to identify companies with a strong growth potential that are pursuing natural resource optimization and are engaged in finding energy efficiency solutions, lessening dependence on fossil fuels and limiting greenhouse gasses. GEOS focuses on approximately 100 issuers out of a universe of approximately 700 eligible issuers, each of which generates at least 25 percent of its revenues from one or more of nine “environmental investment themes”: Agricultural Productivity & Clean Fuels; Clean Technology & Efficiency; Efficient Transport; Environmental Finance; Power Technology; Power Merchants & Generation; Renewable Energy; Low Carbon Commerce; and Water. In addition to its environmental assessment, the sub-adviser ranks the universe of stocks according to a number of factors, including growth in revenues, earnings and free cash flow, valuation, balance sheet strength, and capital efficiency. The sub-adviser also attempts to diversify the portfolio across geographies, industries, and environmental themes. Environmental Opportunities Fund will typically hold at any given time securities of between 35 and 75 issuers.
Environmental Opportunities Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Principal Investment Risks
Past Performance
While the Environmental Opportunities Fund’s investment objective, principal investment strategies, and risks are identical to fund’s predecessor (the “Predecessor Fund”) and theoretically would have invested in the same portfolio of securities, the Environmental Opportunities Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.
The bar chart and table that follow provide some indication of the risks of investing in the Environmental Opportunities Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Environmental Opportunities Fund will perform in the future. Updated performance information is available at www.peartreefunds.com.
Performance information shown prior to the close of business on August 31, 2021 is that of the Predecessor Fund. Accordingly, the returns of the Ordinary Shares in the bar chart and table are the returns of the Predecessor Fund’s Investor Class. Returns of the Institutional Shares shown in the table below reflect the returns of the Predecessor Fund’s Institutional Class.
Notes on Performance
The Predecessor Fund’s Investor Class and Institutional Class commenced operations on September 1, 2017. R6 Shares commenced operations on September 1, 2021.

Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for Environmental Opportunities Fund’s Ordinary Shares.

Calendar year-to-date return of the Ordinary Shares of Environmental Opportunities Fund as of September 30, 2023 was (9.00%).
Highest/Lowest quarterly results during this time period were:
Best Quarter:	Q4 2020	37.95%
Worst Quarter:	Q1 2020	(23.30)%

Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Returns - Pear Tree Essex Environmental Opportunities Fund		1 Year	5 Years	Since Inception [1]	Inception Date
Ordinary Shares		(27.88%)	6.57%	6.78%	Sep. 01, 2017
Institutional Shares		(27.69%)	6.85%	7.04%	Sep. 01, 2017
R6 Shares		(27.73%)		(24.18%)	Sep. 01, 2017
After Taxes on Distributions | Ordinary Shares		(27.89%)	6.13%	6.37%
After Taxes on Distributions and Sale of Fund Shares | Ordinary Shares		(16.51%)	5.22%	5.39%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	[2]	(17.73%)	6.69%	7.74%	Sep. 01, 2017
[1]	Inception of the Predecessor Fund.
[2]	The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.